Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 208,655	$ 240,622	$ 238,808
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	118,205	114,017	122,888
Write-off impairment	13,334	0	86
Stock-based compensation	1,387	13	70
Amortization of Series A Notes discount (premium) and related issuance costs, net	(92)	(92)	(92)
Deferred income taxes and reserve, net	13,724	28,774	2,683
Loss (gain) on sale of property, plant and equipment	2,080	(2,440)	(3,347)
Loss (gain) on sale of investments and deconsolidation of subsidiaries	(41,822)	1,358	(16,734)
Equity in net (earnings) losses of affiliated companies and partnerships, net of dividend received()	17,929	(1,987)	(1,728)
Changes in operating assets and liabilities, net of amounts acquired:
Increase in short and long-term trade and unbilled receivables and contract assets, net and prepaid expenses	(89,099)	(315,236)	(297,439)
Increase in inventories, net	(117,221)	(59,699)	(8,040)
Increase (decrease) in trade payables, other payables and accrued expenses	(89,956)	63,273	253,413
Severance, pension and termination indemnities, net	(31,363)	2,003	315
Increase (decrease) in contract liabilities (customer advances)	185,898	30,287	(82,881)
Net cash provided by operating activities	191,659	100,893	208,002
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and other assets	(102,301)	(107,880)	(124,221)
Acquisitions of subsidiaries and business operations (Schedule A)	(504,447)	(25,440)	0
Investments in affiliated companies and other companies	(7,538)	(4,964)	(19,277)
Deconsolidation of subsidiary (Schedule B)	(2,873)	0	(1,538)
Proceeds from sale of property, plant and equipment	4,388	6,270	15,745
Proceeds from sale of investments	0	12,067	0
Investment in long-term deposits	(183)	(1,396)	(417)
Proceeds from sale of long-term deposits	82	176	894
Investment in short-term deposits and available-for-sale marketable securities	(10,361)	(40,893)	(25,622)
Proceeds from sale of short-term deposits and available-for-sale marketable securities	30,363	46,491	36,619
Net cash used in investing activities	(592,870)	(115,569)	(117,817)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	48	119	505
Repayment of long-term loans	(775)	(167,425)	(48,250)
Proceeds from long-term loans	342,528	118,623	0
Repayment of Series A Notes	(55,532)	(55,532)	(55,532)
Dividends paid	(75,305)	(75,300)	(68,447)
Change in short-term bank credit and loans, net	242,652	127,455	5,027
Net cash used in financing activities	453,616	(52,060)	(166,697)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	52,405	(66,736)	(76,512)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	156,074	222,810	299,322
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	208,479	156,074	222,810
Dividends received from affiliated companies and partnerships	15,707	9,374	3,496
Cash paid during the year for:
Income taxes, net	26,463	47,707	28,603
Interest	$ 30,304	$ 16,139	$ 6,254